Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 KRW
Document and Entity Information
Entity Registrant Name	KB Financial Group Inc.
Entity Central Index Key	0001445930
Document Type	20-F
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float
Entity Common Stock, Shares Outstanding	343,028,989